IMPAIRMENT CHARGES, NET OF REVERSAL - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / oz	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Price of gold, year one and two ($ per ounce) | $ / oz	1,750
Price of gold, year three to year four ($ per ounce) | $ / oz	1,700
Price of gold, thereafter ($ per ounce) | $ / oz	1,500
Value of un-modeled mineralization for cash generating units ($ per ounce) | $ / oz	45
Impairment charge	$ 205.1	$ (45.8)
Property, plant and equipment	2,587.9	2,362.0
IAMGOLD Essakane S.A. ("Essakane S.A.")
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal of impairment loss recognised in profit or loss		45.8
IAMGOLD Essakane S.A. ("Essakane S.A.") | Plant and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge	$ 0.0	(45.8)
Rosebel CGU
Disclosure of impairment loss and reversal of impairment loss [line items]
Real weighted average costs of capital	0.070
Rosebel CGU | Plant and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount	$ 373.8
Impairment charge	205.1
Post tax impairment charge	$ 132.9
Doyon division including the Westwood mine2
Disclosure of impairment loss and reversal of impairment loss [line items]
Real weighted average costs of capital	0.070
Côté Gold Project
Disclosure of impairment loss and reversal of impairment loss [line items]
Real weighted average costs of capital	0.055
Plant and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment	$ 559.3	642.6
Cost
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment	6,470.1	5,790.2	$ 5,497.3
Cost | Plant and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment	1,977.9	$ 1,966.6	$ 1,964.0
Cost | Plant and equipment | IAMGOLD Essakane S.A. ("Essakane S.A.")
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment	$ 701.6